(2_FIDELITY_LOGOS)FIDELITY

LIMITED TERM MUNICIPAL
INCOME FUND
(FORMERLY FIDELITY LIMITED TERM MUNICIPALS)
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995            PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Limited Term Municipal Income Fund         14.84%   47.64%   114.69%

Lehman Brothers Municipal Bond Index       17.45%   52.61%   142.03%

Average Intermediate Municipal Bond Fund   12.89%   42.86%   108.29%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average intermediate municipal bond fund, which reflects the performance of 121 intermediate municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995            PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Limited Term Municipal Income Fund         14.84%   8.10%    7.94%

Lehman Brothers Municipal Bond Index       17.45%   8.82%    9.24%

Average Intermediate Municipal Bond Fund   12.89%   7.39%    7.59%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
               Ltd. Term (0LB Munici
      12/31/85    10000.00    10000
      01/31/86    10337.84    10589
      02/28/86    10506.76 11008.96
      03/31/86    10529.28 11012.48
      04/30/86    10472.97 11020.85
      05/31/86    10281.53 10841.43
      06/30/86    10349.10 10944.86
      07/31/86    10326.58  11011.3
      08/31/86    10686.94 11504.27
      09/30/86    10641.89 11533.15
      10/31/86    10844.59 11732.32
      11/30/86    10900.90 11964.74
      12/31/86    10788.29 11931.72
      01/31/87    10990.99 12290.98
      02/28/87    11069.82 12351.45
      03/31/87    10957.21 12220.53
      04/30/87    10304.05  11607.3
      05/31/87    10225.23 11549.73
      06/30/87    10394.14 11888.83
      07/31/87    10461.71  12010.1
      08/31/87    10439.19 12037.12
      09/30/87     9977.48 11593.31
      10/31/87     9977.48 11634.35
      11/30/87    10157.66 11938.12
      12/31/87    10247.75 12111.35
      01/31/88    10596.85 12542.75
      02/29/88    10585.59 12675.33
      03/31/88    10349.10 12527.66
      04/30/88    10360.36 12622.87
      05/31/88    10337.84 12586.39
      06/30/88    10371.62 12770.53
      07/31/88    10360.36 12853.79
      08/31/88    10315.32 12865.11
      09/30/88    10382.88 13097.96
      10/31/88    10461.71 13329.14
      11/30/88    10349.10 13207.05
      12/31/88    10394.14 13342.16
      01/31/89    10450.45 13618.07
      02/28/89    10315.32 13462.69
      03/31/89    10213.96 13430.51
      04/30/89    10337.84 13749.35
      05/31/89    10450.45 14034.93
      06/30/89    10495.50 14225.52
      07/31/89    10540.54 14419.13
      08/31/89    10427.93 14277.97
      09/30/89    10360.36 14235.42
      10/31/89    10394.14 14409.52
      11/30/89    10461.71 14661.69
      12/31/89    10484.23 14781.62
      01/31/90    10394.14  14711.7
      02/28/90    10416.67 14843.37
      03/31/90    10394.14 14847.83
      04/30/90    10247.75 14740.33
      05/31/90    10349.10 15062.11
      06/30/90    10371.62  15194.5
      07/31/90    10439.19 15418.62
      08/31/90    10360.36 15194.74
      09/30/90    10371.62 15203.41
      10/31/90    10416.67  15479.2
      11/30/90    10495.50 15790.48
      12/31/90    10439.19 15859.17
      01/31/91    10495.50    16072
      02/28/91    10540.54 16211.83
      03/31/91    10529.28 16217.66
      04/30/91    10585.59 16434.17
      05/31/91    10608.11 16580.27
      06/30/91    10551.80 16563.85
      07/31/91    10608.11  16765.6
      08/31/91    10653.15 16986.41
      09/30/91    10731.98 17207.57
      10/31/91    10777.03 17362.44
      11/30/91    10731.98 17410.88
      12/31/91    10720.72 17784.51
      01/31/92    10720.72 17825.06
      02/29/92    10709.46 17830.77
      03/31/92    10630.63 17837.36
      04/30/92    10664.41 17996.12
      05/31/92    10698.20 18207.93
      06/30/92    10765.77 18513.46
      07/31/92    11024.77 19068.49
      08/31/92    10889.64 18882.58
      09/30/92    10889.64 19006.07
      10/31/92    10686.94 18819.24
      11/30/92    10855.86 19156.29
      12/31/92    10810.81 19351.88
      01/31/93    10889.64 19576.94
      02/28/93    11216.22 20285.04
      03/31/93    11058.56 20070.62
      04/30/93    11114.86 20273.14
      05/31/93    11137.39 20387.07
      06/30/93    11238.74 20727.33
      07/31/93    11216.22 20754.49
      08/31/93    11396.40 21186.59
      09/30/93    11475.23 21427.91
      10/31/93    11441.44 21469.26
      11/30/93    11317.57 21280.12
      12/31/93    11250.00 21729.34
      01/31/94    11328.83 21977.49
      02/28/94    11002.25 21408.28
      03/31/94    10506.76 20536.53
      04/30/94    10518.02 20710.68
      05/31/94    10563.06 20890.24
      06/30/94    10461.71  20762.6
      07/31/94    10608.11 21143.18
      08/31/94    10596.85 21216.34
      09/30/94    10416.67 20904.88
      10/31/94    10225.23 20533.61
      11/30/94     9977.48 20162.36
      12/31/94    10123.87 20606.14
      01/31/95    10337.84 21195.06
      02/28/95    10540.54 21811.41
      03/31/95    10596.85 22062.03
      04/30/95    10551.80 22088.06
      05/31/95    10765.77 22792.89
      06/30/95    10664.41 22593.45
      07/31/95    10698.20 22807.64
      08/31/95    10799.55 23096.84
      09/30/95    10844.59 23243.04
      10/31/95    10923.42 23580.99
      11/30/95    11002.25  23972.2
      12/31/95    11036.04 24202.58

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Limited Term Municipal Income Fund on December 31, 1985. As the chart shows, by December 31, 1995, the value of your investment would have grown to $21,469
- a 114.69% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,203 - a 142.03% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1995                       1994   1993   1992   1991

Dividend return               5.83%    5.07%    5.54%    6.21%   6.77%

Capital appreciation return    9.01%   -9.83%    6.70%   1.96%    4.42%

Total return                  14.84%   -4.76%   12.24%   8.17%   11.19%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.10(cents)   24.57(cents)   49.75(cents)

Annualized dividend rate                 4.94%         5.06%          5.24%

30-day annualized yield                  4.46%         -              -

30-day annualized tax-equivalent yield   6.97%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.78 over the past month, $9.63 over the past six months and $9.50 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% 1995 federal tax bracket.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended December 31,
1995. For the period, the Lehman
Brothers Municipal Bond Index -
a broad measure of the tax-free
market - had a total return of
17.45%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy for
investment-grade taxable bonds
- had a total return of 18.47%.
Tax-free bonds kicked off 1995
by surging ahead of their taxable
counterparts in the first quarter on
signs of a slowing economy and
tamer inflation expectations. By
spring, however, the muni bond
market began to underperform
U.S. Treasury securities when
Congress began consideration of
tax-code changes, some of
which threatened the tax-exempt
status of municipal securities.
This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling
the rally and helping shorter
maturity bonds to outperform their
longer counterparts throughout
the spring and summer months.
By the fourth quarter, historically
attractive valuations relative to
Treasuries, continued low
issuance, and stronger demand
from insurance companies and
retail buyers helped longer-term
tax-free bonds rebound.
An interview with David Murphy, Portfolio Manager of Fidelity Limited Term Municipal Income Fund
Q. DAVID, HOW DID THE FUND DO IN 1995?
A. Fairly well. For the 12 months ended December 31, 1995, the fund had a total return of 14.84%. The average intermediate municipal bond fund, as tracked by Lipper Analytical Services, returned 12.89% for the period.
Q. WHAT WERE SOME OF YOUR STRATEGIES THAT HELPED THE FUND'S PERFORMANCE?
A. I think the major factor was the fund's barbelled coupon structure - or emphasis on premium- and discount-coupon bonds, rather than par (face value) bonds. First, I added more non-callable intermediate premium coupon bonds. Because they are non-callable, these bonds offer price appreciation potential should the municipal market continue to rally. And the fact that they carry premium coupons helps to give them some downside protection should the market fall. Also, I will not be forced to reinvest at lower rates if a bond is called - or paid back earlier than expected. Secondly, I continued to hold bonds that were trading at a discount to face value. These discount bonds appreciate rapidly in price in a market rally.
Q. DURING THE FEDERAL BUDGET PROCESS, THERE WAS A LOT OF TALK ABOUT PROPOSED CUTBACKS IN MEDICARE AND MEDICAID. DID THAT HAVE ANY IMPACT ON THE FUND'S HEALTH CARE HOLDINGS?
A. Not really. Most of the fund's health care holdings performed fairly well during 1995, and two in particular were standouts. When PorterCare Adventist Health Systems, a Denver-based hospital system, affiliated with a stronger hospital system, the price of its bonds appreciated. The bonds of Tulsa Regional Medical Center in Oklahoma also moved higher on the news that the medical center would be acquired by Columbia Health Care Systems, a leading national health care company.
Q. HAVE YOU CHANGED ANY OF THE FUND'S ALLOCATIONS IN STATES OVER THE PAST SIX MONTHS?
A. Yes. For one, I increased the fund's exposure to bonds issued by New York municipalities, primarily by adding bonds issued by New York City. In my opinion, many New York City bonds were cheap relative to higher-quality bonds. The fund's New York City bonds now stand at 2.8% - up from 1.2% six months ago. I've also added to the fund's position in Texas because of its improving fiscal situation. Finally, I increased the fund's holdings in California. The situation in Orange County took a great toll on a state that had already weathered a plummeting real estate market and cutbacks in federal defense spending. I believe, however, there are some reasons investors can be optimistic about California. For example, the state is currently finding that tax receipts are running higher than anticipated earlier this year, and it is clear the entertainment and technology businesses have supplanted defense as the state's major engines of growth.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Any disappointments I had were limited to small positions the fund had in certain areas of the market. For example, housing bonds underperformed this year, as they normally do in up markets. But the fund's position was low at 2.5% at the end of the period.
Q. HOW DID CHANGES TO THE FUND'S INVESTMENT POLICY AFFECT YOUR STRATEGY?
A. The fund is now permitted to buy any amount of municipal securities subject to the alternative minimum tax (AMT). The removal of the AMT restriction allows me more latitude in selecting specific securities. Instead of being constrained to specific sectors, I will be able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports.
Q. WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could re-emerge. Should tax-reform move to the forefront of political debate, it could be a source of future volatility in the municipal bond market. Shareholders should also keep in mind that, unlike in the past, 75% of the municipal bond market is controlled by individuals and mutual funds. With demand so dependent on individual buying, there is the possibility that any future volatility caused by tax reform talk could be more pronounced.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high current income
free from federal income tax
with preservation of capital
START DATE: April 15, 1977
SIZE: as of December 31,
1995, more than $943 million
MANAGER: David Murphy,
since 1989; manager, Fidelity
High Yield Tax-Free Fund,
and Spartan Municipal
Income Portfolio, since
October 1, 1995; manager,
Fidelity Advisor Intermediate
Municipal Income Fund, since
March 27, 1995; manager,
Spartan Intermediate
Municipal Fund, 1993 to
1995; manager, Spartan New
York Intermediate Municipal
Portfolio,1993 to 1995;
manager, Spartan
Short-Intermediate Municipal
Fund, 1989 to 1995; joined
Fidelity in 1989
(checkmark)
DAVID MURPHY ON HIS
INVESTMENT STYLE:
"I describe myself as a total
return investor. That said,
however, I choose my
investments knowing that
income is extremely important
both as a component of total
return and for its tax
advantages to municipal bond
investors. I only go after bonds
whose return justifies the
risks taken. My goal is to
provide returns above the
overall market.
"In determining the risks and
rewards available in the
market, I use the Lehman
Brothers Municipal Bond 1-17
Year Index as a proxy for the
overall market. I believe this
index is the best available for
managing a national
intermediate municipal bond
fund."
DISTRIBUTIONS
The Board of Trustees of
Fidelity Limited Term
Municipal Income Fund voted
to pay on February 5, 1996, to
shareholders of record at the
opening of business on
February 2, 1996, a
distribution of $.001 derived
from capital gains realized
from sales of portfolio
securities.
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1995
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               6 MONTHS AGO

Texas           17.6           13.9

Massachusetts   10.8           7.5

California      6.6            4.4

Pennsylvania    5.5            5.3

New York        5.0            4.3

TOP FIVE SECTORS AS OF DECEMBER 31, 1995
                        % OF FUND'S    % OF FUND'S
                        INVESTMENTS    INVESTMENTS
                                       6 MONTHS AGO

General Obligation      28.4           23.4

Health Care             14.7           14.6

Education               9.1            10.4

Escrowed/Pre-Refunded   8.8            14.1

Electric Revenue        8.2            10.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
               6 MONTHS AGO

Years    7.8    8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1995
               6 MONTHS AGO

Years    6.1    6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
Row: 1, Col: 1, Value: 8.5
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 16.2
Row: 1, Col: 4, Value: 23.5
Row: 1, Col: 5, Value: 49.7
Aaa 50.3%
Aa, A 26.5%
Baa 15.5%
Non-rated 2.1%
Short-term
investments 5.6%
Aaa 49.7%
Aa, A 23.5%
Baa 16.2%
Non-rated 2.1%
Short-term
investments 8.5%
Row: 1, Col: 1, Value: 5.6
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 15.5
Row: 1, Col: 4, Value: 26.5
Row: 1, Col: 5, Value: 50.3
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 91.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.2%
Alabama Gen. Oblig. Rfdg. (Cap. Appreciation):
0% 3/1/01 $ 10,000 $ 7,963
 0% 9/1/01  5,000  3,893
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev.
(Cap. Appreciation) Series B, 0% 10/1/14  535  80
  11,936
ALASKA - 3.3%
Anchorage Hosp. Rev. Rfdg. (Sisters of Providence Proj.)
Series 1991, 6.75% 10/1/02   2,575  2,865
North Slope Borough (Cap. Appreciation):
Series A:
 0% 6/30/02 (MBIA Insured)  20,000  14,700
  0% 6/30/03 (MBIA Insured)  10,000  6,988
 Series B:
 0% 1/1/02 (MBIA Insured)  8,500  6,407
  0% 1/1/03 (MBIA Insured)  3,200  2,287
  33,247
ARIZONA - 2.2%
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l.
Area Road-B Proj.) 6% 7/1/03 (AMBAC Insured)  2,260  2,468
Maricopa County Rfdg. 6.25% 7/1/02 (FGIC Insured)  5,800  6,409
Phoenix Arpt. Rev. Rfdg. Series A:
5.50% 7/1/00 (MBIA Insured)  7,685  8,088
 5.75% 7/1/02 (MBIA Insured)  2,250  2,408
Scottsdale Gen. Oblig. Rfdg. Series A, 4.90% 7/1/09  1,000  973
Univ. of Arizona Rev. Rfdg. (Univ. Rev. Sys.) 6.375% 6/1/05  2,100  2,326
  22,672
CALIFORNIA - 6.6%
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
(Cap. Appreciation) Series 1983 A, 0% 2/1/15  19,346  2,904
California St. Pub. Wks. Brd. Lease Rev.
5.25% 6/1/08 (MBIA Insured)  8,000  8,070
California Statewide Commtys. Dev. Auth. Rev. Ctfs. of Prtn.
Rfdg. (Hosp. Triad Healthcare):
 5.90% 8/1/01  3,300  3,395
  6% 8/1/02  4,145  4,290
California University Rev. Rfdg. (Multiple Purp. Projs.)
Series C, 4.80% 9/1/07 (AMBAC Insured)  1,700  1,672
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg. Sub.
5% 6/1/10 (MBIA Insured)  2,000  1,953
Modesto Irr. Dist. Elec. Rev. 9.625% 1/1/11
(Escrowed to Maturity) (c)  4,390  6,030
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/99 $ 3,000 $ 3,109
 6% 7/1/00  3,100  3,228
 6% 7/1/01  3,300  3,449
 6.50% 7/1/08  2,000  2,140
San Bernardino County Ctfs. of Prtn. (Med. Ctr. Fing. Proj.):
5.25% 8/1/05  4,000  3,915
 5.25% 8/1/06  3,000  2,921
San Francisco City & County Arpts. Commty. Intl. Arpt. Rev.:
Series 9B, 5.25% 5/1/11 (FGIC Insured)  1,700  1,702
 5.25% 5/1/12 (FGIC Insured)  1,000  996
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:
0% 7/1/15 (Pre-Refunded to 7/1/00 @ 101) (b)(c)  2,000  2,308
 Series 11, 0% 7/1/15 (Pre-Refunded to 7/1/00 @ 101) (c)  13,820  11,487
West Covina Ctfs. of Prtn. (Queen of the Valley
Hospital) 6.50% 8/15/09  3,425  3,601
  67,170
COLORADO - 3.8%
Colorado Health Facs. Auth. Rev. (PorterCare
Adventist Health System) 6.25% 2/1/04  26,100  27,079
Colorado Student Oblig. Bond Auth. Student Loan
Rev. Series A, 6.75% 9/1/99  3,450  3,657
Denver City & County Arpt. Rev. Series A:
6.875% 11/15/00  1,950  2,113
 7.25% 11/15/03  1,000  1,130
 7.50% 11/15/06  4,000  4,515
  38,494
CONNECTICUT - 0.4%
Connecticut Gen. Oblig. 6% 10/1/04  2,400  2,631
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.)
Series D, 8.50% 11/15/01  1,150  1,181
  3,812
DISTRICT OF COLUMBIA - 2.4%
District of Columbia Gen. Oblig.
Series E, 5% 6/1/04 (FGIC Insured)  1,000  1,001
District of Columbia Hosp. Rev. Rfdg. (Medlantic Healthcare
Group Washington Hosp. Ctr.):
 Series A:
  6.50% 8/15/96  1,100  1,110
   6.75% 8/15/98  2,600  2,688
   6.80% 8/15/99  2,600  2,714
  Series B:
  5.80% 8/15/97  4,035  4,070
   6% 8/15/98  4,265  4,329
   6.25% 8/15/00  4,805  4,937
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Rev. (Georgetown Univ.)
Series A, 7.25% 4/1/11 $ 3,500 $ 3,776
  24,625
FLORIDA - 2.3%
Alachua County Health Facs. Auth. Health Facs. Rev. Rfdg.
(Santa Fe Healthcare Facs. Proj.) 6% 11/15/09  1,750  1,768
Broward County Resources Recovery Rev.
(SES Broward Co. South Proj.) 7.95% 12/1/08  2,385  2,677
Dade County Aviation Rev. Rfdg. Series E,
6% 10/1/09 (AMBAC Insured)  2,870  3,161
Dade County School Dist. Series 95,
6.50% 8/1/03 (MBIA Insured)  2,040  2,310
Florida State Tpk. Auth. Rev. (Dept. of Trans.)
Series A, 5.50% 7/1/06 (AMBAC Insured)  3,355  3,527
Lakeland Elec. & Wtr. Rev. Rfdg. Jr. Sub Lien
6.25% 10/1/03 (FGIC Insured) (e)  6,000  6,577
Sarasota Wtr. & Swr. Util. Rev. Rfdg.:
6.25% 10/1/03 (FGIC Insured) (e)  1,365  1,496
 6.25% 10/1/08 (FGIC Insured) (e)  1,845  2,016
  23,532
GEORGIA - 1.2%
Atlanta Arpt. Facs. Rev. 6.30% 1/1/07 (AMBAC Insured)  2,500  2,496
Fulton County Wtr. & Sew. Rev. Rfdg.:
6.25% 1/1/06 (FGIC Insured)  2,500  2,813
 6.25% 1/1/09 (FGIC Insured)  2,250  2,531
Georgia Gen. Oblig. Impt., Series B:
7.20% 3/1/04  2,900  3,444
 7.20% 3/1/05  1,000  1,199
  12,483
IDAHO - 0.5%
Idaho Falls Elec. Rev. Rfdg. 0% 4/1/05 (FGIC Insured)  7,000  4,550
ILLINOIS - 1.7%
Chicago Pk. Dist. Rfdg. 5.50% 1/1/00 (FGIC Insured) (e)  1,000  1,039
Lake County Commty. Cons. School Dist.
8.50% 1/1/07 (MBIA Insured)  1,000  1,269
Lake County Forest Preserve Dist.
(Cap. Appreciation) 0% 12/1/04  5,850  3,759
Metropolitan Pier & Exposition Auth. Dedicated
State Tax Rev. (McCormick Place Expansion Proj.) (Cap.
Appreciation) Series A, 0% 6/15/07 (FGIC Insured) (b) 5,000 4,912 MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Rolling Meadows Multi-Family Mtg. Rev. Rfdg.
(Woodfield Garden Apts. Proj.) 7.75% 2/1/04,
LOC Banque Paribas $ 5,000 $ 5,374
South Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.)
7.60% 12/1/11  1,000  1,110
  17,463
INDIANA - 3.1%
Indiana Employment Dev. Commission Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99  5,000  5,156
Indianapolis Loc. Pub. Impt. Rfdg. Series B, 5% 2/1/01 2,000 2,060 Indianapolis Resource Rec. Rev. Rfdg. (Ogden Martin Sys.,
Inc. Proj.) 6.50% 12/1/03 (AMBAC Insured) (e)  6,015  6,594
Indianapolis Resource Rec. Rfdg. (e):
6.75% 12/1/04 (AMBAC Insured)  2,195  2,439
 6.75% 12/1/05 (AMBAC Insured)  5,510  6,137
 6.75% 12/1/08 (AMBAC Insured)  3,485  3,864
Marion County Ind. Hosp. Auth. Facs. Rev. (c):
Rfdg. (Univ. Heights Hosp.) 8.625% 10/1/99
 (AMBAC Insured) (Escrowed to Maturity)  2,845  3,254
 (Commty. Hosp. Indianapolis Proj.) 9.25% 5/1/98
 (Escrowed to Maturity)  1,910  2,068
  31,572
IOWA - 0.5%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.25% 3/1/00  5,080  5,354
KANSAS - 0.6%
Kansas City Util. Sys. Rev. (Cap. Appreciation):
0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity) (c)  5,015  3,510
 0% 3/1/04 (AMBAC Insured)  3,735  2,512
  6,022
KENTUCKY - 0.2%
Kentucky Tpk. Auth. Economic Dev. Rd. Rev. Rfdg.
6.50% 7/1/07 (AMBAC Insured)  2,000  2,278
LOUISIANA - 1.3%
Louisiana Pub. Facs. Auth. Rev. (Student Loan) Sr. Series A-1:
6.10% 3/1/00  1,500  1,581
 6.10% 9/1/00  3,000  3,176
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/05 (AMBAC Insured)  13,500  8,387
  13,144
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - 0.3%
Prince George's County Hosp. Rev.:
(Dimensions Health Corp.):
 Rfdg. 5% 7/1/05 $ 1,130 $ 1,096
  7% 7/1/01  1,250  1,368
 7.20% 7/1/06  305  339
  2,803
MASSACHUSETTS - 10.8%
Lowell Univ. Bldg. Auth. Fifth Series A,
6.75% 11/1/05 (AMBAC Insured)  1,705  1,974
Massachusetts Ed. Loan Auth. Ed. Loan Rev. Issue C,
7.40% 6/1/98, LOC Rabobank Nederland  2,435  2,467
Massachusetts Gen. Oblig.:
Rfdg. Series C, 6.50% 8/1/11  2,000  2,163
 (Cap. Appreciation) 0% 12/1/00  3,500  3,378
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Lawrence Gen. Hosp.) Series B, 7.25% 7/1/01  5,715  6,094
 (Waltham/Weston Hosp. & Med. Ctr.) Series B, 8% 7/1/02 3,300 3,622 Massachusetts Ind. Fin. Agcy. Ind. Rev. Rfdg.
(Beloit Corp. Proj.):
 Series A, 7.60% 12/1/11  1,000  1,116
  Series B, 6.50% 12/1/96  204  208
Massachusetts Ind. Fin. Agcy. Rev.
(Massachusetts Biomedical Research) (Cap. Appreciation):
 Series A-1:
  0% 8/1/01  10,800  8,303
   0% 8/1/02  5,700  4,154
  Series A-2:
  0% 8/1/04  10,800  6,858
   0% 8/1/05  5,100  3,060
   0% 8/1/07  5,800  3,016
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev. Rfdg. Series A, 6.75% 7/1/05  3,610  4,052
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan):
 Sr. Issue Series A, 6.50% 9/1/02  35,525  38,544
  Sr. Issue Series D, 6% 9/1/99  3,000  3,195
  Sr. Issue Series D, 6.30% 9/1/02  7,815  8,390
  Series G, 5.20% 8/1/02  8,250  8,436
  109,030
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 2.6%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall Expansion Proj.):
5.10% 9/30/04 $ 8,050 $ 8,040
 5.25% 9/30/06  11,380  11,366
Michigan Muni. Bond Auth. Rev. (Local Gov't. Loan
Prog. G) 6.30% 11/1/05 (AMBAC Insured)  1,000  1,116
Michigan Strategic Fund Ltd. Oblig. Rev. Rfdg.
(Eaton Township K mart Corp. Proj.) 5.90% 9/1/01  750  662
Michigan Strategic Fund Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99  5,000  5,169
  26,353
MINNESOTA - 0.1%
Breckenridge Hosp. Facs. Rev. (Franciscan Sisters Healthcare)
Series B1, 8.25% 9/1/97 (Escrowed to Maturity) (c)  590  621
MISSOURI - 0.6%
Missouri Hsg. Dev. Commission (Cap. Appreciation)
0% 9/1/25 (FHA Insured)  28,305  1,097
Missouri Regional Convention & Sports Complex Auth.
Rfdg. (Convention & Sports Proj.) Series A 5.50% 8/15/13  4,900  4,881
  5,978
NEBRASKA - 0.4%
Nebraska Investment Fin. Auth. Hosp. Rev. (Nebraska
Methodist Health Sys.) 6.85% 3/1/02 (MBIA Insured)  2,000  2,228
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series B, 5.25% 1/1/13  2,000  1,970
  4,198
NEVADA - 0.4%
Clark County School Dist. Ltd. Tax (Cap. Appreciation)
Series B, 0% 3/1/05 (FGIC Insured)  6,195  3,988
NEW HAMPSHIRE - 0.1%
New Hampshire Higher Edl. & Health Facs. Auth. Rev.
(Androscoggin Valley Hosp.) Series A,
7.90% 11/1/98 (GNMA Coll.)  530  536
NEW JERSEY - 1.6%
New Jersey Econ. Auth. Mkt. Transition Facs. Rev.
Sr. Lien Series A, 7% 7/1/03 (MBIA Insured)  5,000  5,750
New Jersey Health Care Facs. Fin. Auth. Rfdg.
(Atlantic City Med. Ctr.) Series C:
 6.55% 7/1/03  2,200  2,387
  6.80% 7/1/05  2,750  3,008
New Jersey Trans. Auth. Rfdg. Series A,
6% 6/15/03 (AMBAC Insured)  5,000  5,431
  16,576
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW MEXICO - 0.3%
Santa Fe Util. Rev. Rfdg. Series A, 8% 6/1/08
(AMBAC Insured) $ 2,000 $ 2,528
NEW YORK - 4.8%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Rfdg. Series 7, 5.20% 7/1/04  5,280  5,379
New York City Gen. Oblig.:
Series B, 7.50% 2/1/04  5,000  5,519
 Unltd. Tax. Series B, 7.50% 2/1/05  2,620  2,885
 Series H, 7% 2/1/06  3,000  3,199
New York City:
Series B, 8.25% 6/1/07  1,775  2,112
 Rfdg. Series H, 6% 8/1/07  3,000  3,026
New York City Series G, 5.40% 2/1/01  11,235  11,277
New York State Dorm Auth. Rev:
(City Univ. Sys. Consolidated) Series D, 8.75% 7/1/02  1,700  2,068
 (State Univ. Edl. Facs.):
 Series A, 5.20% 5/15/06  3,000  2,989
  Series B, 5.25% 5/15/09  1,670  1,635
  Series C, 5.20% 5/15/04  4,185  4,237
New York State Local Gov't. Assistance Corp.:
Series B, 6% 4/1/18  2,500  2,559
 Series D, 5.10% 4/1/07  1,500  1,500
  48,385
NORTH CAROLINA - 1.7%
High Point Gen. Oblig. Unltd. Tax 6.90% 6/1/05  1,000  1,106
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 4.25% 1/1/00 (AMBAC Insured)  8,975  8,964
 Series C, 5.25% 1/1/04  6,885  6,816
  16,886
OHIO - 1.5%
Franklin County Rev. (Online Computer Library Ctr. Proj.):
5.65% 4/15/01  500  522
 5.75% 4/15/02  1,030  1,080
 5.90% 4/15/04  500  525
 6% 4/15/09  4,500  4,607
 Series 1991:
 6.50% 7/15/98  745  783
  6.60% 7/15/99  895  955
  6.70% 7/15/00  960  1,043
  6.80% 7/15/01  800  880
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Lake County Hosp. Impt. Facs. Rev. (Lake Hosp. Sys., Inc.)
6.875% 8/15/11 (AMBAC Insured)
(Escrowed to Maturity)  (c) $ 3,800 $ 4,337
  14,732
OKLAHOMA - 2.3%
Grand River Dam Auth. Rev. Rfdg.:
8% 6/1/02  3,890  4,658
 5.875% 6/1/07  3,775  4,091
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr.):
Series A, 7.625% 6/1/06  10,750  12,215
 7% 6/1/06  2,080  2,324
  23,288
PENNSYLVANIA - 5.5%
Allegheny County Gen. Oblig. (Cap. Appreciation)
Series C-34, 0% 2/15/02 (MBIA Insured) (b)  21,000  21,945
Allegheny County Hosp. Dev. Auth. Rev.
(Southside Hosp.) Series A, 8.50% 6/1/01  4,730  4,907
Allentown Area Hosp. Auth. Rev. (Sacred Heart Hosp.)
7.25% 7/1/96  870  880
Delaware County Gen. Oblig. Unltd. Tax Rfdg.
(Cap. Appreciaton) 0% 11/15/03  5,500  3,726
Northampton County Hosp. Auth. Rev. (Easton Hosp.)
Series B, 6.90% 1/1/02  3,030  3,170
Pennslyvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 6.60% 9/1/09  1,000  1,073
Pennsylvania Gen. Oblig.:
5% 9/1/09  5,000  4,913
 6.25% 5/5/12 (MBIA Insured)  3,610  3,899
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp.
Rev. (Temple Univ. Hosp.) Series A:
 5.10% 11/15/96  2,245  2,259
  5.40% 11/15/97  2,290  2,321
  5.75% 11/15/99  2,675  2,745
Philadelphia Wtr. & Wastewtr. 5.50% 6/15/03 (FGIC Insured)  3,300  3,477
  55,315
RHODE ISLAND - 0.2%
Rhode Island Student Loan Auth Student Loan Rev.
Rfdg. Series A, 6.40% 12/1/99  2,340  2,463
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - 1.0%
Aiken County Hosp. Ind. Rev. Rfdg. (Beloit Corp. Proj.)
7.60% 12/1/11 $ 1,500 $ 1,691
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A (e):
6% 1/1/99 (MBIA Insured)  6,000  6,195
 6% 1/1/00 (MBIA Insured)  2,565  2,690
  10,576
TENNESSEE - 3.6%
Nashville & Davidson County Metropolitan Wtr. & Swr.
Rev. Rfdg. (Cap. Appreciation) 0% 1/1/12
(FGIC Insured) (b)  34,645  36,550
TEXAS - 14.0%
Alief Independent School Dist. Rfdg. Gen. Oblig.:
5.25% 2/15/10  2,200  2,222
 5.25% 2/15/11  1,000  1,004
Austin Util. Sys. Rev. Rfdg. Series A, (Cap. Appreciation)
0% 5/15/02 (MBIA Insured)  16,130  12,017
Dallas County Gen. Oblig. Rfdg. Unltd. Tax (Cap. Appreciation)
Series A:
 0% 8/15/05  7,125  4,507
  0% 8/15/06  6,700  3,978
  0% 8/15/07  3,605  2,028
Dallas-Fort Worth Reg'l. Arpt. Rev. Rfdg. (Joint Dallas-Fort
Worth) Series A, 5.90% 11/1/08 (MBIA Insured)  5,225  5,525
Harris County Unltd. Tax Rev. Rfdg.
(Toll Road Subordinated Lien) (Cap Appreciation):
 0% 8/1/05  16,275  10,233
  0% 8/1/06  13,000  7,654
  Series 1991:
  0% 8/1/02  8,485  6,290
   0% 8/1/03  12,570  8,830
Harris County Gen. Oblig. (Cap. Appreciation)
0% 10/1/01 (MBIA Insured)  11,890  9,170
Houston Wtr. & Swr. Sys. Rev. Rfdg. (Jr. Lien) 0% 12/1/15
(FGIC Insured) (Pre-Refunded to12/1/00 @ 103) (b)(c)  36,000  39,286
Humble Independent School Dist. 8% 2/15/05  1,300  1,610
Katy Independent School Dist. Gen. Oblig. Ltd. Tax Rfdg. (Cap. Appreciation) Series A, 0% 2/15/07 (PSF Guaranteed) 2,550 1,434
Leander Independent School Dist. Unltd. Tax:
7.50% 8/15/04 (PSF Guaranteed)  500  598
 7.50% 8/15/05 (PSF Guaranteed)  600  722
 7.50% 8/15/06 (PSF Guaranteed)  800  969
 7.50% 8/15/07 (PSF Guaranteed)  800  973
Lewisville Independent School Dist. Gen. Oblig. Rfdg.
(Cap. Appreciation) 0% 8/15/08 (PSF Guaranteed)  5,000  2,556
Memorial Villages Wtr. Auth. 7% 9/1/00  1,740  1,881
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Northside Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/1/05 (PSF Guaranteed) $ 6,155 $ 3,916
Round Rock Independent School Dist.:
Unltd. Tax Rfdg. (Cap. Appreciation)
 0% 2/15/07 (PSF Guaranteed)  7,645  4,348
 Series B, 7% 8/1/04 (PSF Guaranteed)  1,000  1,176
Spring Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 2/15/07 (PSF Guaranteed)  5,900  3,348
Texas A & M Univ. Permanent Univ. Fund 5.40% 7/1/03 (e)  5,300  5,525
  141,800
UTAH - 3.3%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev. Rfdg.:
Series B, 6.50% 7/1/04 (MBIA Insured) (e)  7,500  8,250
 Series G, 0% 7/1/12 (Pre-Refunded to 1/1/03
 @ 101) (b)(c)  17,000  16,405
Jordan School Dist. Gen. Oblig. 7.625% 6/15/04  1,000  1,214
Salt Lake County Wtr. Conservancy Dist. Rev.
(Cap. Appreciation) Series A, 0% 10/1/06 (AMBAC Insured)  3,500  2,021
Utah Board of Regents Student Loan Series A,
7.60% 11/1/00 (AMBAC Insured)  4,900  5,372
  33,262
VIRGINIA - 0.2%
Virginia Hsg. Dev. Auth. Residential Mtg. (Single Family Mtg.)
(Cap. Appreciation) Series 1983 B, 0% 9/1/14  2,705  395
Virginia Pub. School Auth. Series B, 6% 8/1/05  1,160  1,272
  1,667
WASHINGTON - 4.8%
Washington Gen. Oblig. Series A, 6.50% 7/1/03  2,000  2,250
Washington Motor Vehicle Fuel Tax Gen. Oblig.
Series B, 6.50% 9/1/03  2,300  2,593
Washington Pub. Pwr. Supply Sys. Rev.:
Rfdg. (Nuclear Proj. #1) Series A, 7% 7/1/08  3,000  3,409
 (Nuclear Proj. #2):
 Series A, 14.375% 7/1/01   2,000  2,598
  5% 7/1/09 (MBIA Insured)   5,000  4,825
 (Nuclear Proj. #3):
 Series B Rfdg.:
  0% 7/1/05 (MBIA Insured)  10,000  6,213
   (Cap. Appreciation) 0% 7/1/07   11,000  5,871
   (Cap. Appreciation) 0% 7/1/10   16,000  6,960
   0% 7/1/04 (MBIA Insured)  5,450  3,590
 Rfdg. Series C, 7.50% 7/1/08 (MBIA Insured) (d)  6,940  8,440
Washington State Series 96-A 6.75% 7/1/04  1,500  1,725
  48,474
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - 0.1%
Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.) 7% 12/1/01 $ 1,000 $ 1,083 TOTAL MUNICIPAL BONDS
(Cost $874,243)   925,446
MUNICIPAL NOTES (A) - 8.5%
ARIZONA - 0.2%
Maricopa Arizona Poll. Cont. Rev.
(Arizona Pub. Svcs.) Series 1994-B, 5.95%,
LOC Morgan Guaranty Trust Co., VRDN  1,100  1,100
Pinal County Ind. Dev. Poll. Cont. Rev.
(Newmont Mining Corp.) (Magna Copper Co. Proj.)
5.95%, LOC National Westminter Bank, VRDN  700  700
  1,800
FLORIDA - 1.8%
Florida Hsg. Fin. Agency Multi-Family Hsg. Rev.
(Brandon-Oxford) Series 1990 C, 5.50%, VRDN  14,600  14,600
Sunshine St. Gov't. Fin. Comm. Rev. Series B,
3.70% 4/4/96, CP  4,000  4,000
  18,600
GEORGIA - 0.1%
Burke County Dev. Auth. Poll. Cont. Rev.
(Georgia Pwr. Co.) Series 1994, 6%, VRDN  600  600
IDAHO - 0.9%
Idaho Health Facs. Auth. Rev. 5.95%,
LOC Credit Suisse, VRDN  8,900  8,900
INDIANA - 0.6%
Indiana Hosp. Equip. Fing. Auth. Rev. Series 1985 A,
5.60% (MBIA Insured), BPA Bank of New York, VRDN  4,765  4,765
Purdue Univ. Rev. (Student Fee) Series E, 5.50%, VRDN  1,400  1,400
  6,165
MINNESOTA - 0.0%
St. Paul Port Auth. (Westgate Office & Ind.Ctr. Proj.)
Tax Increment Bonds Series 1991, 5.25%,
LOC First Bank, VRDN  500  500
MISSISSIPPI - 0.1%
Jackson County Port Facs. Rev. Rfdg. (Chevron USA, Inc.)
Series 1993, 5.95%, VRDN  600  600
MUNICIPAL NOTES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 0.2%
New Jersey Econ. Dev. Auth. Rev. (Danic Urban
Renewal Co. Proj.) Series 1985, 4.80%,
LOC Marine Midland Bank, VRDN $ 2,000 $ 2,000
NEW YORK - 0.2%
New York State Energy & Research Dev. Auth. Poll.
Cont. Rev. (Niagra Mohawk Pwr.) Series 1987 A,
6%, LOC Toronto-Dominion Bank, VRDN  1,760  1,760
SOUTH CAROLINA - 0.0%
South Carolina Jobs Econ. Dev. Auth. (St. Francis Hosp.
Sys. Proj.) 5.95%, LOC Chemical Bank, VRDN  100  100
TEXAS - 3.6%
Harris County Health Facs. Dev. Corp. Hosp. Rev.
(St. Luke's Episcopal Hosp. Proj.) Series D, 6%,
(Morgan Guaranty Trust Co.), VRDN   1,800  1,800
Houston Wtr. & Swr. Sys. Rev. Rfdg. Series A,
3.55% 3/15/96, CP  5,000  5,000
Texas Gen. Oblig. TRAN Series 1995 A, 4.75% 8/30/96  24,500  24,713
Texas Pub. Fin. Auth. Series 93A, 3.60% 4/4/96, CP  4,500  4,499
  36,012
WASHINGTON - 0.1%
Washington Health Care Facs. Auth. (Fred Hutchinson
Cancer Research) Series 1991 B, 6%,
LOC Morgan Guaranty Trust Insured, VRDN  1,460  1,460
WISCONSIN - 0.7%
Wisconsin Gen. Oblig. TRAN 4.50% 6/17/96  7,000  7,035
WYOMING - 0.0%
Platte County Poll. Cont. Rev. Rfdg. Series 1984 B,
6%, LOC Society Generale France, VRDN  300  300
TOTAL MUNICIPAL NOTES
(Cost $85,832)   85,832
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $960,075)  $ 1,011,278
FUTURES CONTRACTS
DOLLAR AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
100 U.S. Treasury Bond Futures   Mar. 96 $ 12,147 $ (132)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.2%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
CP - Commercial Paper
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security collateralized by an amount sufficient to pay interest and principal.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,298,000.
5. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.8% AAA, AA, A 66.2%
Baa 12.4% BBB  15.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%The percentage not rated by either S&P or Moody's amounted to
2.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.4%
Health Care  14.7
Education  9.1
Escrowed/Pre-Refunded  8.8
Electric Revenue  8.2
Water Sewer  6.2
Others (individually less than 5%)   24.6
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $960,075,000. Net unrealized appreciation aggregated $51,203,000, of which $52,127,000 related to appreciated investment securities and $924,000 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $5,210,000 of which $4,136,000 and $1,074,000 will expire on December 31, 2002 and 2003, respectively.
At December 31, 1995, the fund was required to defer approximately $5,114,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) DECEMBER 31, 1995

ASSETS

Investment in securities, at value (cost $960,075) -                          $ 1,011,278
See accompanying schedule

Interest receivable                                                            10,334

 TOTAL ASSETS                                                                  1,021,612

LIABILITIES

Payable to custodian bank                                           $ 24

Payable for investments purchased                                    25,695
Regular delivery

 Delayed delivery                                                    50,832

Payable for fund shares redeemed                                     373

Distributions payable                                                948

Accrued management fee                                               293

Payable for daily variation on futures contracts                     34

Other payables and accrued expenses                                  193

 TOTAL LIABILITIES                                                             78,392

NET ASSETS                                                                    $ 943,220

Net Assets consist of:

Paid in capital                                                               $ 902,355

Accumulated undistributed net realized gain (loss) on                          (10,206)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  51,071
investments

NET ASSETS, for 96,200 shares outstanding                                     $ 943,220

NET ASSET VALUE, offering price and redemption price per                       $9.80
share ($943,220 (divided by) 96,200 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                     $ 54,283
Interest

EXPENSES

Management fee                                             $ 3,640

Transfer agent, accounting and custodian fees and           1,558
expenses

Non-interested trustees' compensation                       7

Registration fees                                           57

Audit                                                       55

Legal                                                       8

 TOTAL EXPENSES                                                        5,325

NET INVESTMENT INCOME                                                  48,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      3,422

 Futures contracts                                          (2,757)    665

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      80,135

 Futures contracts                                          (240)      79,895

NET GAIN (LOSS)                                                        80,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 129,518
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 48,958       $ 55,464
Net investment income

 Net realized gain (loss)                                 665            (4,912)

 Change in net unrealized appreciation (depreciation)     79,895         (106,068)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          129,518        (55,516)
FROM OPERATIONS

Distributions to shareholders                             (48,958)       (55,464)
From net interest income

 From net realized gain                                   -              (1,449)

 In excess of net realized gain                           -              (989)

 TOTAL DISTRIBUTIONS                                      (48,958)       (57,902)

Share transactions                                        352,371        476,696
Net proceeds from sales of shares

 Reinvestment of distributions                            36,449         43,615

 Cost of shares redeemed                                  (404,518)      (727,907)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (15,698)       (207,596)
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 64,862         (321,014)

NET ASSETS

 Beginning of period                                      878,358        1,199,372

 End of period                                           $ 943,220      $ 878,358

OTHER INFORMATION
Shares

 Sold                                                     37,366         50,770

 Issued in reinvestment of distributions                  3,829          4,647

 Redeemed                                                 (42,708)       (77,752)

 Net increase (decrease)                                  (1,513)        (22,335)


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1995                       1994      1993 A    1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 8.990                    $ 9.990   $ 9.600   $ 9.520   $ 9.270
of period

Income from Investment              .497                       .512      .516      .573      .603
Operations
Net interest income

 Net realized and                   .810                       (.980)    .630      .180      .400
 unrealized gain (loss)

 Total from investment              1.307                      (.468)    1.146     .753      1.003
operations

Less Distributions                  (.497)                     (.512)    (.516)    (.573)    (.603)
From net investment income

 From net realized gain             -                          (.010)    (.220)    (.100)    (.150)

 In excess of net realized gain     -                          (.010)    (.020)    -         -

 Total distributions                (.497)                     (.532)    (.756)    (.673)    (.753)

Net asset value, end of period     $ 9.800                    $ 8.990   $ 9.990   $ 9.600   $ 9.520

TOTAL RETURN                        14.84%                     (4.76)    12.24%    8.17%     11.19%
                                                              %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 943                      $ 878     $ 1,199   $ 976     $ 696
(in millions)

Ratio of expenses to average        .57%                       .56%      .57%      .64%      .68%
net assets

Ratio of net investment income      5.25%                      5.42%     5.19%     5.94%     6.41%
to average net assets

Portfolio turnover rate             31%                        30%       111%      50%       42%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Limited Term Municipals to Fidelity Limited Term Municipal Income Fund. The fund's name change will be effective in 1996 with the next prospectus revision. Fidelity Limited Term Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $271,969,000 and $319,790,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $487,770,000 and $496,661,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee computed daily and paid monthly, based on the fund's gross income at the rate of 5% of the gross income and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
 .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the management fee was equivalent to an annual rate of .39% of average net asset.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $33,000 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,211,000 and $312,000, respectively. For the period the transfer agent fees were equivalent to an annual rate of .13% of average net assets.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Limited Term Municipals:
We have audited the accompanying statement of assets and liabilities of Fidelity School Street Trust: Fidelity Limited Term Municipals, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity School Street Trust: Fidelity Limited Term Municipals as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 2, 1996
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Municipal Income
California Insured Municipal Income
High Yield Tax-Free
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Bond
New York Municipal Income
New York Insured Municipal Income
Ohio Municipal Income
SpartanAggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)

SPARTAN(registered trademark)
BOND STRATEGIST(trademark)
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on bond market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT    23   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value) and the effect of the fund's
$5 account closeout fee. You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995         PAST 1 YEAR   LIFE OF FUND

Spartan Bond Strategist                 16.51%        8.92%

Spartan Bond Strategist - After Taxes   12.33%        8.93%

Lehman Brothers Municipal Bond Index    17.45%        n/a

Lehman Brothers Aggregate Bond Index    18.47%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on September 9, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. After-tax returns reflect what you would have after taxes (at the 36% federal tax rate for income and short-term gains and 28% for long-term gains). They assume that taxes were withdrawn in the year that any distributions were taxable, and that you closed the account at the end of the period. If you did not close your account, the after-tax return would have been 16.29% for the past year and 8.17% for the life of the fund. The life of fund after-tax return is higher if you closed your account because you would have realized a capital loss which is a tax benefit. You can compare the fund's returns to those of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market, or to the Lehman Brothers Aggregate Bond Index - a broad measure of the taxable bond market. These benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995    PAST 1 YEAR   LIFE OF FUND

Spartan Bond Strategist                 16.51%   3.77%

Spartan Bond Strategist - After Taxes   12.33%   3.77%

Lehman Brothers Municipal Bond Index    17.45%   n/a

Lehman Brothers Aggregate Bond Index    18.47%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan Bond StratLB Municipal BLB Aggregate Bon
     09/30/93          10000.00      10000.00        10000.00
     10/31/93          10005.23      10019.30        10037.37
     11/30/93           9900.08       9931.03         9951.98
     12/31/93          10199.26      10140.67        10005.92
     01/31/94          10322.83      10256.48        10141.01
     02/28/94           9981.38       9990.84         9964.83
     03/31/94           9479.35       9584.01         9719.16
     04/30/94           9459.72       9665.28         9641.55
     05/31/94           9596.28       9749.08         9640.19
     06/30/94           9521.87       9689.51         9618.89
     07/31/94           9720.61       9867.12         9809.95
     08/31/94           9752.57       9901.26         9822.13
     09/30/94           9603.82       9755.91         9677.56
     10/31/94           9424.85       9582.65         9668.94
     11/30/94           9233.36       9409.39         9647.46
     12/31/94           9418.81       9616.49         9714.08
     01/31/95           9692.14       9891.33         9906.33
     02/28/95           9939.45      10178.97        10141.86
     03/31/95          10031.59      10295.93        10204.08
     04/30/95          10053.47      10308.08        10346.62
     05/31/95          10392.81      10637.01        10747.00
     06/30/95          10302.48      10543.94        10825.80
     07/31/95          10401.43      10643.89        10801.62
     08/31/95          10534.20      10778.86        10931.98
     09/30/95          10576.53      10847.09        11038.33
     10/31/95          10710.20      11004.80        11181.88
     11/30/95          10886.66      11187.37        11349.44
     12/29/95          10986.38      11294.88        11508.72









$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Bond Strategist on September 30, 1993, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment, with dividends reinvested, would have grown to $10,975 - a 9.75% increase on your initial investment. This assumes you still owned the fund on December 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,295 and $11,509 - a 12.95% and 15.09% increase, respectively. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

INCOME
1995        TOTAL   PERCENT
                    TAX-FREE

January     $.044   89.75%

February    $.038   86.63%

March       $.045   73.42%

April       $.040   88.96%

May         $.039   98.30%

June        $.038   92.17%

July        $.039   94.43%

August      $.040   92.75%

September   $.038   89.65%

October     $.039   91.04%

November    $.037   96.14%

December    $.038   94.37%

The amounts shown above reflect the total income distributed for each fund share and the percentage that was federally tax-free.

YIELD
PERIOD ENDED DECEMBER 31, 1995
30-day annualized yield  4.51%
Tax-equivalent yield  6.92%
The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. It helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's yield, if you're in the 36% federal tax bracket.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended December 31, 1995. For
the period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 17.45%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
18.47%. Tax-free bonds kicked
off 1995 by surging ahead of
their taxable counterparts in the
first quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling
the rally and helping shorter
maturity bonds to outperform their
longer counterparts throughout
the spring and summer months.
By the fourth quarter, historically
attractive valuations relative to
Treasuries, continued low
issuance, and stronger demand
from insurance companies and
retail buyers helped longer-term
tax-free bonds rebound.
An interview with George Fischer, Portfolio Manager of Spartan Bond
Strategist
Q. GEORGE, HOW DID THE FUND DO?
A. For the 12 months ended December 31, 1995, Spartan Bond Strategist returned 16.51%. During the same time period, the Lehman Brothers Aggregate Bond Index, which tracks taxable issues, had a total return of 18.47% before taxes. The Lehman Brothers Municipal Bond Index, which measures tax-free bond performance, returned 17.45%. The fund's strategy is to maximize after-tax returns for investors in the 36% tax bracket. This after-tax return was 12.33% for the same 12-month period.
Q. WHY DID YOU KEEP THE FUND NEARLY FULLY INVESTED IN MUNICIPAL SECURITIES DURING THE YEAR?
A. My view was that, on an after-tax basis, municipal bonds continued to represent a good value for investors in the 36% and above tax brackets throughout the year. With 1995's strong bond market rally, corporate bonds traded at historically rich values - that is, expensive relative to what I believed their value to be. What's more, Treasury bonds didn't offer as much yield - on an after-tax basis - relative to municipals.
Q. WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. While the fund's performance was helped by the overall rise in the municipal market, there were some specific holdings that did particularly well. Philadelphia general obligation bonds were one example. I purchased these bonds in 1994 in anticipation of the city receiving a credit upgrade. When that upgrade materialized in 1995, the fund's Philadelphia holdings appreciated significantly. The fund also benefited from my trading in and out of New York City bonds. The supply of New York City municipals issued tends to fluctuate quite significantly and, as a result, price inefficiencies tend to develop. We were successful in buying New York City bonds at times when supply was heavy and their prices were cheap, and selling them once supply diminished and their prices appreciated. While New York City's bonds were downgraded by one of the major credit rating agencies last year, it didn't seem to have much of an impact on the City's bonds, since the downgrade had been anticipated and already had been factored into prices.
Q. WHAT WAS YOUR STRATEGY?
A. Throughout the year, the fund had a heavy emphasis on municipal bonds with maturities between 10 and 20 years. In my view, securities in that maturity range offered a good combination of yield relative to the risk involved. Bonds with shorter maturities tended to offer much less incremental yield, while many bonds with longer-maturities carried the risk that they would be called, or redeemed early, by their issuer.
Q. THE FUND'S STAKE IN BONDS ISSUED IN TEXAS HAS GROWN OVER THE PERIOD. WHAT TYPES OF BONDS WERE ATTRACTIVE?
A. Bonds backed by the Texas Permanent School Fund, which made up about 8% of the fund's investments at the end of the year. This program allows Texas school districts to borrow and get a guarantee from this state entity, which serves as a type of insurance that the bond's principal and interest payments will be paid. In my view, these bonds are very high-quality, but generally traded cheaper than the other higher-rated bonds. In light of that, I believed that they offered good value.
Q. DO YOU HAVE ANY REGRETS?
A. Although California bonds made up 5.4% of the fund's investments at the end of the period, the fund was underweighted - relative to the Lehman Brothers Municipal Bond Index - in bonds issued in the state. These bonds tended to do well last year. Their performance was driven primarily by improvements in the state's economy. California has recouped nearly all of the job losses it had sustained as a result of the defense industry's downsizing in the previous few years. Also, the state's fiscal situation improved throughout 1995, which proved to be a pleasantly surprising development.
Q. WHAT'S YOUR OUTLOOK?
A. The value of municipals has a lot to do with tax policy. With tax reform a hot topic of debate, the performance of municipals could be uncertain until the issue is resolved or fades from view. In light of that, the municipal market could face some continued volatility over the foreseeable future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: maximum total return
after federal income taxes by
investing in both taxable and
tax-free bonds
START DATE: September 9,
1993
SIZE: as of December 31,
1995, more than $18 million
MANAGER: George Fischer,
since September 1993;
manager, Fidelity Municipal
Bond Fund, since October 1,
1995; Fidelity Insured Municipal
Income Fund, since August
1995; municipal bond analyst
1989 to 1993; joined Fidelity in
1989
(checkmark)
GEORGE FISCHER ON HIS
INVESTMENT STRATEGY:
"There are a variety of ways
investors approach the
municipal market. One
strategy is to try to buy the
highest yielding bonds in an
attempt to maximize tax-free
income. The problem with
emphasizing income is that
investors often are tempted to
do it at the expense of  total
return. In other words,
investors may own bonds
that carry a high level of
income, but not enough to
justify the risk to principal
those bonds may carry. I
focus on total return,
emphasizing bonds whose
return justifies the risks
taken."
DISTRIBUTIONS
A total of 16.46% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
The fund notified shareholders
in January 1996 of the
applicable percentage for use
in preparing 1995 income tax
returns.
INVESTMENT CHANGES


TOP TEN FIXED-INCOME SECURITIES AS OF DECEMBER 31, 1995
(BY ISSUER)                                      % OF FUND'S   % OF FUND'S
                                                 INVESTMENTS   INVESTMENTS
                                                               6 MONTHS AGO

Knox County, Tennessee, Health Educational &     6.2           5.9
 Housing Facilities Board

Georgia, General Obligation                      6.2           5.9

Lakeland, Florida, Electric & Water              5.7           5.4

Connecticut, General Obligation                  5.6           0.0

New York, United Nations Development             5.4           5.4

Gainesville, Georgia, Water & Sewer              5.2           4.9

Leander, Texas, Independent School               5.0           4.8

Niagara Falls, New York, Public Improvement      3.2           3.1

Austin, Texas, Independent School                3.1           3.0

Indiana, Health Facilities Financing Authority   3.0           2.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
               6 MONTHS AGO

Years   11.4   12.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1995
              6 MONTHS AGO

Years   7.4   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE.
OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND
FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
Row: 1, Col: 1, Value: 5.5
Row: 1, Col: 2, Value: 54.5
Row: 1, Col: 3, Value: 40.0
Municipal
securities 96.2%
Short-term taxable
investments 3.8%

Municipal
securities 94.5%
Short-term taxable
investments 5.5%

Row: 1, Col: 1, Value: 3.8
Row: 1, Col: 2, Value: 56.2
Row: 1, Col: 3, Value: 40.0
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 94.5%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 2.6%
Arizona Trans. Board Hwy. Rev. Sub-Series A,
5% 7/1/09  Aa $ 500,000 $ 498,125
CALIFORNIA - 5.4%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09,
(MBIA Insured)  Aaa  500,000  511,875
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.
5.875% 11/1/10, (FGIC Insured)  Aaa  500,000  530,000
  1,041,875
COLORADO - 2.7%
Aurora Ctfs. of Prtn. Rfdg. 6% 12/1/06  A  500,000  526,875
CONNECTICUT - 8.1%
Connecticut Gen. Oblig. Series A,
6.10% 3/15/02  Aa  1,000,000  1,088,750
Connecticut Health & Ed. Facs. Auth. Rev. Rfdg.
(Quinnipiac College) Series D, 6% 7/1/13  BBB-  500,000  486,875
  1,575,625
FLORIDA - 8.5%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  490,000  550,025
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/06, (FGIC Insured) (d)  Aaa  1,000,000  1,110,000
  1,660,025
GEORGIA - 11.3%
Gainsville Wtr. & Swr. Rev. Rfdg.
5.25% 11/15/10, (FGIC Insured)  Aaa  1,000,000  1,006,250
Georgia Gen. Oblig. Impt. Series B,
7.20% 3/1/05  Aaa  1,000,000  1,198,750
  2,205,000
INDIANA - 3.0%
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Columbus Gen'l. Hosp.) 7% 8/15/15,
(Cap. Guaranty Insured)  Aaa  500,000  590,625
KENTUCKY - 2.6%
Owensboro Elec. Lt. & Pwr. Rev. Rfdg. Series B,
0% 1/1/08, (AMBAC Insured)  Aaa  925,000  497,187
MASSACHUSETTS - 4.8%
Massachusetts Gen. Oblig. Consolidated
Loan Series C, 5.625% 8/1/13, (MBIA Insured)  Aaa  500,000  513,125
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.
(Massachusetts Biomedical Research)
Series A-1, 7.10% 8/1/99  A1 $ 400,000 $ 427,000
  940,125
MICHIGAN - 1.3%
Michigan Strategic Fund Ltd. Gen. Oblig. Rev.
(Great Lakes Pulp & Fiber Proj.) 10.25%
12/1/16 (b)  -  250,000  258,438
NEW JERSEY - 2.8%
Union County Util. Auth. Solid Waste Rev.
Series A, 7.15% 6/15/09 (b)  A-  500,000  535,000
NEW YORK - 13.9%
Hempstead Town Ind. Dev. Agcy. Resources
Recovery Rev. (American Rfdg. Fuel Co.)
7.40% 12/1/10  Baa1  500,000  521,240
New York State Dorm. Auth. Rev. (Consolidated
City Univ. Sys.) 2nd Gen. Series A,
5.75% 7/1/09  Baa1  500,000  509,375
Niagra Fall Pub Impt. 7.50% 3/1/18,
(MBIA Insured)  Aaa  500,000  628,750
United Nations Dev. Corp. Rev. Rfdg.
(Phase 2&3 Sr. Lien) Series A, 7.875%
7/1/26, (BIG Insured) (Pre-Refunded to
7/1/96 @ 102) (c)  Aaa  1,000,000  1,040,790
  2,700,155
PENNSYLVANIA - 2.7%
Philadelphia Muni. Auth. Rev. Rfdg. Lease
Series D, 6% 7/15/03  Baa  500,000  516,250
SOUTH CAROLINA - 2.2%
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A, 6.50% 1/1/08, (MBIA Insured) (d)  Aaa  400,000  437,500
TENNESSEE - 6.2%
Knox County Health Ed. & Hsg. Facs. Board.
Hosp. Facs. Rev. Rfdg. (Ft. Sanders Alliance)
Series C, 7.25% 1/1/09, (MBIA Insured)  Aaa  1,000,000  1,211,250
TEXAS - 11.0%
Austin Independent School Dist. School Bldg.
8.125% 8/1/01, (PSF Guaranteed)  Aaa  500,000  595,000
Leander Independant School Dist. Unltd. Tax
7.50% 8/15/08, (PSF Guaranteed)  Aaa  800,000  980,000
San Antonio Elec. & Gas Rev. 6.375% 2/1/06  Aa1  500,000  561,875
  2,136,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 2.5%
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.)
5.125% 2/15/18, (AMBAC Insured)  Aaa $ 500,000 $ 487,500
WASHINGTON - 2.9%
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #1 Rev. Rfdg. Series A, 7% 7/1/08  Aa  500,000  568,125
TOTAL MUNICIPAL BONDS
(Cost $17,723,311)   18,386,555
REPURCHASE AGREEMENTS - 5.5%
  MATURITY
  AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.88%,
dated 12/29/95 due 1/2/96  $ 1,061,693  1,061,000
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $18,784,311)  $ 19,447,555
LEGEND
1. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Security collateralized by an amount sufficient to pay interest and principal.
4. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 80.0% AAA, AA, A 80.1%
Baa 8.0% BBB  7.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 1.3%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  31.0%
Health Care  14.0
Others (individually less than 10%)   49.5
Repurchase Agreements   5.5
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $18,784,311. Net unrealized appreciation aggregated $663,244, of which $718,020 related to appreciated investment securities and $54,776 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $1,755,000 of which $26,000, $1,196,000, and $533,000 will expire on December 31, 2001, 2002, and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                  $ 19,447,555
agreements of $1,061,000) (cost $18,784,311) -
See accompanying schedule

Cash                                                                       717

Interest receivable                                                        363,773

 TOTAL ASSETS                                                              19,812,045

LIABILITIES

Payable for investments purchased                           $ 1,473,673
 Delayed delivery

Payable for fund shares redeemed                             209,168

Distributions payable                                        888

Accrued management fee                                       10,751

 TOTAL LIABILITIES                                                         1,694,480

NET ASSETS                                                                $ 18,117,565

Net Assets consist of:

Paid in capital                                                           $ 19,210,434

Distributions in excess of net investment income                           (1,359)

Accumulated undistributed net realized gain (loss) on                      (1,755,144)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              663,634
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 1,871,239 shares outstanding                              $ 18,117,565

NET ASSET VALUE, offering price and redemption price per                   $9.68
share ($18,117,565 (divided by) 1,871,239 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                       $ 1,060,506
Interest

EXPENSES

Management fee                                             $ 127,871

Non-interested trustees' compensation                       87

 TOTAL EXPENSES                                                          127,958

NET INVESTMENT INCOME                                                    932,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (368,289)

 Futures contracts                                          2,630        (365,659)

Change in net unrealized appreciation (depreciation) on                  2,247,015
investment securities

NET GAIN (LOSS)                                                          1,881,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 2,813,904
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            DECEMBER 31,    DECEMBER 31,
                                                            1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 932,548       $ 1,131,884
Net investment income

 Net realized gain (loss)                                    (365,659)       (1,199,686)

 Change in net unrealized appreciation (depreciation)        2,247,015       (1,860,879)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             2,813,904       (1,928,681)
FROM OPERATIONS

Distributions to shareholders from net investment income     (933,950)       (1,135,626)

Share transactions                                           1,122,275       11,393,624
Net proceeds from sales of shares

 Reinvestment of distributions                               849,550         999,399

 Cost of shares redeemed                                     (3,456,410)     (12,707,084)

 Redemption fees                                             484             20,540

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (1,484,101)     (293,521)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    395,853         (3,357,828)

NET ASSETS

 Beginning of period                                         17,721,712      21,079,540

 End of period (including distributions in excess of net    $ 18,117,565    $ 17,721,712
investment income of $1,359 and $33,070,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        120,939         1,183,452

 Issued in reinvestment of distributions                     90,999          109,164

 Redeemed                                                    (369,485)       (1,376,527)

 Net increase (decrease)                                     (157,547)       (83,911)


FINANCIAL HIGHLIGHTS

                                             YEARS ENDED               SEPTEMBER 9, 1993
                                             DECEMBER 31,              (COMMENCEMENT OF
                                                                       OPERATIONS) TO
                                                                       DECEMBER 31,

                                             1995           1994       1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 8.740        $ 9.980    $ 10.000

Income from Investment Operations             .491           .481       .130
Net investment income

 Net realized and unrealized                  .924           (1.244)    (.011)
 gain (loss)

 Total from investment operations             1.415          (.763)     .119

Less Distributions                            (.475)         (.486)     (.130)
From net investment income

 In excess of net investment income           -              -          (.011)

 Total distributions                          (.475)         (.486)     (.141)

Redemption fees added to paid in capital      .000           .009       .002

Net asset value, end of period               $ 9.680        $ 8.740    $ 9.980

TOTAL RETURN B                                16.52%         (7.65)%    1.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 18,118       $ 17,722   $ 21,080

Ratio of expenses to average net assets       .70%           .70%       .70% A

Ratio of net investment income to average     5.10%          5.26%      4.44% A
net assets

Portfolio turnover rate                       79%            168%       275% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Bond Strategist (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $14,052,158 and $14,453,209, respectively, of which U.S. government and government agency obligations aggregated $3,100,109 and $3,111,328, respectively.
The market value of futures contracts opened and closed during the period amounted to $6,104,344 and $6,166,813, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .70% of the fund's average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $445 for the period.
5. BENEFICIAL INTEREST.
At the end of the period, FMR or its affiliates were record owner of approximately 42% of the total outstanding shares.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity School Street Trust and the Shareholders of Spartan Bond Strategist:
We have audited the accompanying statement of assets and liabilities of Fidelity School Street Trust: Spartan Bond Strategist, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity School Street Trust: Spartan Bond Strategist as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 9, 1993 (commencement of operations) to December 31, 1993, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 1, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
(registered trademark)